Cover	May 13, 2025
Cover [Abstract]
Entity Registrant Name	ACCESS Newswire Inc.
Entity Central Index Key	0000843006
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	May 13, 2025
Entity File Number	1-10185
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-1331503
Entity Address Address Line 1	One Glenwood Drive
Entity Address Address Line 2	Suite 1001
Entity Address City Or Town	Raleigh
Entity Address State Or Province	NC
Entity Address Postal Zip Code	27603
City Area Code	919
Amendment Description	This Amendment No. 1 on Form 8-K/A (the “Amendment”) of ACCESS Newswire Inc. amends the Company’s Current Report on Form 8-K originally filed with the Securities and Exchange Commission on May 13, 2025 (the “Original Report”). This Amendment is being filed solely for the purpose of including the iXBRL, as Exhibit 104 thereto, which was inadvertently omitted from the Original Report. Except as described above, no changes have been made to the Original Filing and this Amendment does not modify, amend or update in any way any of the financial or other information contained in the Original Filing.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	481-4000
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	ACCS
Security Exchange Name	NYSE